SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                               OF THE LISTED FUND

                                -----------------

                             Cash Reserve Fund, Inc.

                                  Prime Series
                            Cash Reserve Prime Shares



The following information supersedes certain information in the fund's Prospectus for its Cash Reserve Prime Shares.

The Board of Directors of Prime Series, a series of Cash Reserve Fund, Inc. ("Cash Reserve Fund"), has approved a reorganization (the "Reorganization") pursuant to which Prime Series will become a feeder fund of Cash Management Portfolio (the "Master Portfolio"). As a feeder fund in a master/feeder fund structure, Prime Series will no longer invest directly in securities and other instruments but will invest all or substantially all of its assets in the Master Portfolio, which will invest directly in securities and other instruments. Pursuant to the Reorganization, Prime Series will contribute its net assets to the Master Portfolio in return for shares of the Master Portfolio equal in number to the number of Prime Series Shares outstanding. The Reorganization is expected to occur on or about May 14, 2007 and is expected to be a tax-free reorganization for Federal income tax purposes.

In conjunction with approving the Reorganization, the Board of Directors also approved a change in Prime Series' investment objective and strategy, as set forth below.



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group


March 23, 2007
PSGENCR-3600

Effective as of May 14, 2007, the following language replaces similar language in the section entitled "The Series' Main Investment Strategy" in the fund's Prospectuses for its Cash Reserve Prime Shares:

Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital. Prime Series invests all of its assets in a Master Portfolio with the same goal as Prime Series. Prime Series, through the Master Portfolio, seeks to achieve its goal by investing in high quality, short-term money market instruments and maintains a dollar-weighted average maturity of 90 days or less. Prime Series attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. Prime Series may also invest in securities that have features that reduce their maturity to 397 days or less at the time of purchase.

Prime Series, through the Master Portfolio, invests more than 25% of its total assets in obligations of banks and other financial institutions.

Prime Series, through the Master Portfolio, buys US government obligations, money market instruments and other debt obligations that at the time of purchase:

o have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

o have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

o    are unrated, but are determined to be of comparable quality by the Advisor;
     or

o have no short-term rating, but are rated in one of the top three highest long-term rating categories by at least one NRSRO, and are determined to be of comparable quality by the Advisor.


                                       2

March 23, 2007
PSGENCR-3600

Effective as of May 14, 2007, the following replaces the section entitled "How Much Investors Pay" in the fund's Prospectus for its Cash Reserve Prime Shares:

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your                      None
investment
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fees(1)                                            0.26%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       0.25
--------------------------------------------------------------------------------
Other Expenses(2)                                              0.19
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)                        0.70
--------------------------------------------------------------------------------
Less Fee Waivers/Expense Reimbursements(4),(5)                 0.02
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                             0.68
(after waiver)(4),(5)
--------------------------------------------------------------------------------

(1) The management fee is paid at the Master Portfolio level. The fee includes a 0.03% Master Portfolio administration fee and a 0.10% fund administration fee.

(2) Restated on an annualized basis to reflect fee changes that went into effect on July 1, 2006.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Master Portfolio, the Master Portfolio in which the fund invests its assets.

(4) The Master Portfolio's investment advisor has contractually agreed through May 13, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the annual expenses of the Master Portfolio at 0.15% of the Master Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Master Portfolio appears in the "Organizational Structure" section of this prospectus.)

(5) Through May 13, 2010, the administrator has contractually agreed to waive all or a portion of its administration fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.68% for Cash Reserve Prime Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.

Based on the costs above, this example helps you compare the Cash Reserve Prime Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

-------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years       10 Years
-------------------------------------------------------------------------------
Cash Reserve Prime         $69            $218           $383          $864
Shares
-------------------------------------------------------------------------------

                                       3

March 23, 2007
PSGENCR-3600

Effective as of May 14, 2007, the following language replaces similar language in the section entitled "Who Manages and Oversees the Fund" in the fund's Prospectus for its Cash Reserve Prime Shares:

The investment advisor

Deutsche Investment Management Americas Inc. ("DIMA"), with headquarters at 345 Park Avenue, New York, NY 10154, acts as the investment advisor for the Master Portfolio in which Prime Series is a feeder fund. As investment advisor, DIMA, under the supervision of the Board of Directors, makes the Master Portfolio's investment decisions. It buys and sells securities for the Master Portfolio and conducts the research that leads to the purchase and sale decisions. DIMA is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. DIMA receives a management fee from the Master Portfolio.

Effective as of May 14, 2007, the following language is added to the section entitled "Who Manages and Oversees the Fund" in the fund's Prospectus for its Cash Reserve Prime Shares:

Organizational Structure. Prime Series is a "feeder fund" that invests all of its assets in a "Master Portfolio," the Cash Management Portfolio. Prime Series and the Master Portfolio have the same investment objective.

The Master Portfolio may accept investments from other feeder funds. The feeder funds bear the Master Portfolio's expenses in proportion to their investment in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Directors of Prime Series to withdraw Prime Series' assets from the Master Portfolio if they believe doing so is in the shareholders' best interests. If the Directors withdraw Prime Series' assets, they would then consider whether Prime Series should hire its own investment advisor, invest in a different Master Portfolio or take other action.


                                       4

March 23, 2007
PSGENCR-3600

Effective as of May 14, 2007, the following language supplements the language in the section entitled "Buying and Selling Fund Shares" in the fund's Prospectus for its Cash Reserve Prime Shares:

Except as provided below, purchase, redemption and exchange orders must be received in good order by 4:00 p.m. Eastern time on a business day on which the fund is open in order to be effective on that day; otherwise such orders will be effective on the next business day. However, purchase orders with payment sent by wire and redemption orders with proceeds to be sent by wire or by check that are communicated by telephone (but not by the Automated Information Line) and are received in good order by 5:00 p.m. Eastern time on a business day will be effective on that business day.

Effective as of May 14, 2007, the following language replaces similar language in the section entitled "How the fund calculates share price" in the fund's Prospectus for its Cash Reserve Prime Shares:

We calculate the daily price of the Prime Series' shares (also known as the "Net Asset Value" or "NAV") on each day the fund is open for business, as of 5:00 p.m. Eastern time.

Prior to the Reorganization, Prime Series shareholders can continue to purchase, redeem or exchange shares subject to the limitations described in the Prime Series' prospectus.


March 23, 2007
PSGENCR-3600

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                               OF THE LISTED FUND

                                 -----------------

                             Cash Reserve Fund, Inc.

                                  Prime Series
                    Cash Reserve Prime Institutional Shares



The following information supersedes certain information in the fund's Prospectus for its Cash Reserve Prime Institutional Shares.

The Board of
Directors of Prime Series, a series of Cash Reserve Fund, Inc. ("Cash Reserve Fund"), has approved a reorganization (the "Reorganization") pursuant to which Prime Series will become a feeder fund of Cash Management Portfolio (the "Master Portfolio"). As a feeder fund in a master/feeder fund structure, Prime Series will no longer invest directly in securities and other instruments but will invest all or substantially all of its assets in the Master Portfolio, which will invest directly in securities and other instruments. Pursuant to the Reorganization, Prime Series will contribute its net assets to the Master Portfolio in return for shares of the Master Portfolio equal in number to the number of Prime Series Shares outstanding. The Reorganization is expected to occur on or about May 14, 2007 and is expected to be a tax-free reorganization for Federal income tax purposes.

In conjunction with approving the Reorganization, the Board of Directors also approved a change in Prime Series' investment objective and strategy, as set forth below.




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

March 23, 2007
PSGENCRIN-3600

Effective as of May 14, 2007, the following language replaces similar language in the section entitled "The Series' Main Investment Strategy" in the fund's Prospectus for its Cash Reserve Prime Institutional Shares:

Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital. Prime Series invests all of its assets in a Master Portfolio with the same goal as Prime Series. Prime Series, through the Master Portfolio, seeks to achieve its goal by investing in high quality, short-term money market instruments and maintains a dollar-weighted average maturity of 90 days or less. Prime Series attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase.

Prime Series may also invest in securities that have features that reduce their maturity to 397 days or less at the time of purchase.

Prime Series, through the Master Portfolio, invests more than 25% of its total assets in obligations of banks and other financial institutions.

Prime Series, through the Master Portfolio, buys US government obligations, money market instruments and other debt obligations that at the time of purchase:

o have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

o have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

o  are unrated, but are determined to be of comparable quality by the Advisor;
   or

o have no short-term rating, but are rated in one of the top three highest long-term rating categories by at least one NRSRO, and are determined to be of comparable quality by the Advisor.

                                       2

March 23, 2007
PSGENCRIN-3600

Effective as of May 14, 2007, the following replaces the section entitled "How Much Investors Pay" in the fund's Prospectus for its Cash Reserve Prime Institutional Shares:

The fee table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Prime Institutional Shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your                      None
investment
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from
fund assets
--------------------------------------------------------------------------------
Management Fees(1)                                             0.26%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                       None
--------------------------------------------------------------------------------
Other Expenses(2)                                              0.06
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(3)                        0.32
--------------------------------------------------------------------------------
Less Fee Waivers/Expense Reimbursements(4),(5)                 0.02
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                             0.30
(after waiver)(4), (5)
--------------------------------------------------------------------------------

(1) The management fee is paid at the Master Portfolio level. The fee includes a 0.03% Master Portfolio administration fee and a 0.10% fund administration fee.

(2) Restated on an annualized basis to reflect fee changes that went into effect on July 1, 2006.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Master Portfolio, the Master Portfolio in which the fund invests its assets.

(4) The Master Portfolio's investment advisor has contractually agreed through May 13, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the annual expenses of the Master Portfolio at 0.15% of the Master Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Master Portfolio appears in the "Organizational Structure" section of this prospectus.)

(5) Through May 13, 2010, the administrator has contractually agreed to waive all or a portion of its administration fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.30% for Cash Reserve Prime Institutional Shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses.


Based on the costs above, this example helps you compare the Cash Reserve Prime Institutional Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash Reserve Prime         $31            $96            $173          $339
Institutional Shares
--------------------------------------------------------------------------------

                                       3

March 23, 2007
PSGENCRIN-3600

Effective as of May 14, 2007, the following language replaces similar language in the section entitled "Who Manages and Oversees the Fund" in the fund's Prospectus for its Cash Reserve Prime Institutional Shares:

The investment advisor

Deutsche Investment Management Americas Inc. ("DIMA"), with headquarters at 345 Park Avenue, New York, NY 10154, acts as the investment advisor for the Master Portfolio in which Prime Series is a feeder fund. As investment advisor, DIMA, under the supervision of the Board of Directors, makes the Master Portfolio's investment decisions. It buys and sells securities for the Master Portfolio and conducts the research that leads to the purchase and sale decisions. DIMA is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. DIMA receives a management fee from the Master Portfolio.

Effective as of May 14, 2007, the following language is added to the section entitled "Who Manages and Oversees the Fund" in the fund's Prospectus for its Cash Reserve Prime Institutional Shares:

Organizational Structure. Prime Series is a "feeder fund" that invests all of its assets in a "Master Portfolio," the Cash Management Portfolio. Prime Series and the Master Portfolio have the same investment objective.

The Master Portfolio may accept investments from other feeder funds. The feeder funds bear the Master Portfolio's expenses in proportion to their investment in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Directors of Prime Series to withdraw Prime Series' assets from the Master Portfolio if they believe doing so is in the shareholders' best interests. If the Directors withdraw Prime Series' assets, they would then consider whether Prime Series should hire its own investment advisor, invest in a different Master Portfolio or take other action.


                                       4
March 23, 2007
PSGENCRIN-3600

Effective as of May 14, 2007, the following language supplements the language in the section entitled "Buying and Selling Fund Shares" in the fund's Prospectus for its Cash Reserve Prime Institutional Shares:

Except as provided below, purchase, redemption and exchange orders must be received in good order by 4:00 p.m. Eastern time on a business day on which the fund is open in order to be effective on that day; otherwise such orders will be effective on the next business day. However, purchase orders with payment sent by wire and redemption orders with proceeds to be sent by wire or by check that are communicated by telephone (but not by the Automated Information Line) and are received in good order by 5:00 p.m. Eastern time on a business day will be effective on that business day.

Effective as of May 14, 2007, the following language replaces similar language in the section entitled "How the fund calculates share price" in the fund's Prospectus for its Cash Reserve Prime Institutional Shares:

We calculate the daily price of the Prime Series' shares (also known as the "Net Asset Value" or "NAV") on each day the fund is open for business, as of 5:00 p.m. Eastern time.

Prior to the Reorganization, Prime Series shareholders can continue to purchase, redeem or exchange shares subject to the limitations described in the Prime Series' prospectus.

                                       5
March 23, 2007
PSGENCRIN-3600

               Please Retain This Supplement for Future Reference


                                       6
March 23, 2007
PSGENCRIN-3600

The following information supersedes certain information in the Prime Series' Statement of Additional Information.

Cash Reserve Fund, Inc.
Prime Series
Cash Reserve Prime Shares
Cash Reserve Prime Institutional Shares

--------------------------------------------------------------------------------

The Board of Directors of Prime Series, a series of Cash Reserve Fund, Inc. ("Cash Reserve Fund"), has approved a reorganization (the "Reorganization") pursuant to which Prime Series will become a feeder fund of Cash Management Portfolio (the "Master Portfolio"). As a feeder fund in a master/feeder fund structure, Prime Series will no longer invest directly in securities and other instruments but will invest all or substantially all of its assets in the Master Portfolio, which will invest directly in securities and other instruments. Pursuant to the Reorganization, Prime Series will contribute its net assets to the Master Portfolio in return for shares of the Master Portfolio equal in number to the number of Cash Reserve Prime Shares and Cash Reserve Prime Institutional Shares outstanding. The Reorganization is expected to occur on or about May 14, 2007 and is expected to be a tax-free reorganization for Federal income purposes.

In conjunction with approving the Reorganization, the Board of Directors also approved a change in Prime Series' investment objective and strategy, as set forth below.

Prime Series seeks a high level of current income consistent with liquidity and the preservation of capital. Prime Series invests all of its assets in a master portfolio with the same goal as Prime Series. Prime Series, through the master portfolio, seeks to achieve its goal by investing in high quality, short-term money market instruments and maintains a dollar-weighted average maturity of 90 days or less. Prime Series attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days (about 12 months) or less at the time of purchase. Prime Series may also invest in securities that have features that reduce their maturity to 397 days or less at the time of purchase.

Prime Series invests more than 25% of its total assets in obligations of banks and other financial institutions.

Prime Series buys US government obligations, money market instruments and other debt obligations that at the time of purchase:

          - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

          - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

          - are unrated, but are determined to be of comparable quality by the Advisor; or

          - have no short-term rating, but are rated in one of the top three highest long-term rating categories by at least one NRSRO, and are determined to be of comparable quality by the Advisor.

Effective as of May 14, 2007, the following language is added to the "Investment Objective, Policies and Restrictions" section of the Statement of Additional
Information:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, Prime Series seeks to achieve its investment objective by investing all of its assets in Cash Management Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective as Prime Series. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to Prime Series, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as Prime Series due to variations in sales commissions and other operating expenses. Therefore, investors in Prime Series should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Also, the Portfolio may be required to sell investments at a price or time not advantageous to the Portfolio in order to meet such a redemption. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of shareholders of Prime Series and will cast all of its votes in the same proportion as the votes of Prime Series' shareholders.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require Prime Series to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Prime Series could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Prime Series. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Prime Series may withdraw its investment from the Portfolio at any time, if the Board of Directors of the Fund determines that it is in the best interests of the shareholders of Prime Series to do so. Upon any such withdrawal, the Board of Directors would consider what action might be taken, including the investment of all the assets of Prime Series in another pooled investment entity having the same investment objective as Prime Series or the retaining of an investment advisor to manage Prime Series' assets in accordance with the investment policies described herein with respect to the Portfolio.

Dated: March 23, 2007



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group